UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Select Offshore Advisors, LLC
   Address:   380 Lafayette St., 6th Floor
              New York, NY  10003

   Form 13F File Number:   028-10503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:     George S. Loening
   Title:    President
   Phone:    212-475-8335

Signature, Place and Date of Signing:



    				        New York, NY        November 14, 2012
Report Type (Check only one):

   [ ] 13F HOLDINGS REPORT
   [X] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

   13F File No.     Name

   028-05395        Select Equity Group, Inc.